Investments in Joint Ventures and Associates - Additional information (Detail)		12 Months Ended
	Jul. 04, 2023	Dec. 31, 2023
ASR [member]
Disclosure of joint ventures [Line Items]
Proportion of ownership interest in associate	30.00%	29.98%